Exhibit 99.1

MVW Owner Trust 2016-1

Timeshare Loan Backed Notes, Series 2016-1

Sample Timeshare Loan Agreed-Upon Procedures

Report To:

Marriott Ownership Resorts, Inc.

Credit Suisse Securities (USA) LLC

25 July 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Marriott Ownership Resorts, Inc.

6649 Westwood Boulevard

Orlando, Florida 32821

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:	MVW Owner Trust 2016-1 (the “Issuer”)

Timeshare Loan Backed Notes, Series 2016-1 (the “Notes”)

Sample Timeshare Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of timeshare loans (the “Timeshare Loans”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, Marriott Ownership Resorts, Inc. (the “Servicer”), on behalf of the Issuer, provided us with:

a.	Electronic data files:

i.	Labeled “Term 2016-1 Domestic AUP sample data tape.xlsx” and the corresponding record layout and decode information (the “Preliminary Domestic Data File”) that the Servicer, on behalf of the Issuer, indicated contains information as of 30 April 2016 (the “Preliminary Cut-Off Date”) on 249 timeshare loans related to timeshare properties located in the United States, the U.S. Virgin Islands or any of the other territories of the United States, Canada or U.S. military bases (the “Sample Domestic Timeshare Loans”) and

ii.	Labeled “Asia Tape to File.xlsx” and the corresponding record layout and decode information (the “Preliminary Asia Data File,” together with the Preliminary Domestic Data File, the “Provided Preliminary Data Files”) that the Servicer, on behalf of the Issuer, indicated contains information as of the Preliminary Cut-Off Date on five timeshare loans related to timeshare properties located in the Asia Pacific region (the “Sample Asia Timeshare Loans,” together with the Sample Domestic Timeshare Loans, the “Sample Timeshare Loans”),

b.	Imaged copies of:

i.	The note (the “Note”),

ii.	The deed of trust (the “Deed of Trust”),

iii.	The mortgage (the “Mortgage”),

iv.	The note and mortgage modification (the “Modification”),

v.	The purchase and sale agreement (the “Purchase and Sale Agreement”),

vi.	The credit report (the “Credit Report”),

vii.	The HUD-1 uniform settlement statement (the “HUD-1”),

viii.	The summary of closing costs disbursement records or closing disclosure (collectively, and as applicable, the “Closing Disclosure”) and

ix.	Certain screen shots from the Servicer’s internal information and servicing system (the “MortgageServ System Domestic Sample Loan Screen Shots,” together with the Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1 and Closing Disclosure, the “Domestic Source Documents”),

if applicable, for each Sample Domestic Timeshare Loan,

c.	Imaged copies of:

i.	The loan agreement, loan application form or payment date confirmation notice (collectively, and as applicable, the “Loan Agreement”),

ii.	The ready to close checklist (the “Ready to Close Checklist”),

iii.	The membership application form (the “Membership Application”) and

iv.	Certain screen shots from the Servicer’s internal information and servicing system (the “MortgageServ System Asia Sample Loan Screen Shots,” together with the Loan Agreement, Ready to Close Checklist and Membership Application, the “Asia Source Documents,” and together with the Domestic Source Documents, the “Source Documents”), if applicable, for each Sample Asia Timeshare Loan,

d.	The list of relevant characteristics (the “Domestic Sample Characteristics”) on the Preliminary Domestic Data File, which are listed on Exhibit 1 to Attachment A,

e.	The list of relevant characteristics (the “Asia Sample Characteristics,” together with the Domestic Sample Characteristics, the “Sample Characteristics”) on the Preliminary Asia Data File, which are listed on Exhibit 2 to Attachment A, and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample Timeshare Loans were selected by the Servicer, on behalf of the Issuer. The Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Timeshare Loans to select or the selection criteria they used to select the Sample Timeshare Loans. The Servicer, on behalf of the Issuer, indicated that the Sample Timeshare Loans are expected to be representative of the Timeshare Loans.

For the purpose of the procedures described in this report:

a.	The 249 Sample Domestic Timeshare Loans identified by the Servicer, on behalf of the Issuer, are referred to as Sample Timeshare Loan numbers D-1 through D-249 and

b.	The five Sample Asia Timeshare Loans identified by the Servicer, on behalf of the Issuer, are referred to as Sample Timeshare Loan numbers A-1 through A-5.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Issuer is responsible for the Provided Preliminary Data Files, Source Documents, Sample Characteristics, selection criteria used to select the Sample Timeshare Loans and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Preliminary Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Servicer, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Timeshare Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Issuer that are described in this report. We undertake no responsibility to update this report for events occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Timeshare Loans,

iii.	Whether the originator of the Timeshare Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the Issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 July 2016

Attachment A

Procedures performed and our associated findings

1.	For each Sample Domestic Timeshare Loan, we performed the following procedures:

a.	We compared the Domestic Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Domestic Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Domestic Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A and in the final paragraph of this Item 1. The Domestic Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Domestic Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.	We observed the loan number (the “Loan Number”), as shown on the Preliminary Domestic Data File, was on an imaged copy of the Domestic Source Documents file cover page that was provided by the Servicer, on behalf of the Issuer.

Where more than one Domestic Source Document is listed for a Domestic Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Domestic Data File for the Domestic Sample Characteristic agreed with the corresponding information on at least one of the Domestic Source Documents that are listed for such Domestic Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Domestic Source Documents for any of the Domestic Sample Characteristics listed on Exhibit 1 to Attachment A.

2.	For each Sample Asia Timeshare Loan, we performed the following procedures:

a.	We compared the Asia Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Asia Data File, to the corresponding information located on the Asia Source Documents, subject to the instructions provided by the Servicer, on behalf of the Issuer, that are stated in the note to Exhibit 2 to Attachment A. The Asia Source Document that we were instructed by the Servicer, on behalf of the Issuer, to use for each Asia Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was in agreement.

b.	We observed the Loan Number, as shown on the Preliminary Asia Data File, was on an imaged copy of the Asia Source Documents file cover page that was provided by the Servicer, on behalf of the Issuer.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Domestic Sample Characteristics and Domestic Source Documents

Domestic Sample Characteristic	Domestic Source Document(s)	Note(s)

Last name	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1 or Closing Disclosure	i.

First name	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report , HUD-1 or Closing Disclosure	i.

Billing address	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1, Closing Disclosure or MortgageServ System Domestic Sample Loan Screen Shots	i.

Billing city	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1, Closing Disclosure or MortgageServ System Domestic Sample Loan Screen Shots	i.

Billing state	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1, Closing Disclosure or MortgageServ System Domestic Sample Loan Screen Shots	i.

Billing zip code	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1, Closing Disclosure or MortgageServ System Domestic Sample Loan Screen Shots	ii.

Interest rate	Note or Modification

Open date	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1 or Closing Disclosure

Original term	(a) Note, Deed of Trust, Mortgage or Modification or (b) (i) Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1 or Closing Disclosure and (ii) recalculation	iii.

Original balance	Note, Deed of Trust, Mortgage or Modification

Monthly payment	Note, Deed of Trust, Mortgage or Modification

Current balance	MortgageServ System Domestic Sample Loan Screen Shots	iv.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Domestic Sample Characteristic	Domestic Source Document(s)	Note(s)

Original loan to value	(a) Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1 or Closing Disclosure and (b) Recalculation	v.

Next payment due date	MortgageServ System Domestic Sample Loan Screen Shots	iv.

Credit score	(a) Credit Report or (b) Credit Report and recalculation	vi., vii.

Monthly payment	Note, Deed of Trust, Mortgage or Modification

Maturity date

(a)    Note, Deed of Trust, Mortgage, Modification or Purchase and Sale Agreement or

(b)    (i) Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1 or Closing Disclosure and (ii) recalculation

viii., .ix

Down payment	(a) HUD-1 or Closing Disclosure or (b) HUD-1 or Closing Disclosure and recalculation	x.

Resort/Project ID	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1 or Closing Disclosure	xi.

Purchase price

(a)    Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1 or Closing Disclosure or

(b)    (i) Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report, HUD-1 or Closing Disclosure and (ii) recalculation

xii.

Notes:

i.	For the purpose of comparing the last name, first name, billing address, billing city and billing state Domestic Sample Characteristics for each Sample Domestic Timeshare Loan, the Servicer, on behalf of the Issuer, instructed us to ignore differences due to abbreviations and truncactions.

Exhibit 1 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the billing zip code Domestic Sample Characteristic for each Sample Domestic Timeshare Loan that has a billing zip code of “00000” or “99999,” as shown on the Preliminary Domestic Data File, the Servicer, on behalf of the Issuer, instructed us to note agreement if the corresponding billing state, as shown on the applicable Domestic Source Document, was not within the United States.

iii.	For the purpose of comparing the original term Domestic Sample Characteristic for each Sample Domestic Timeshare Loan that does not have the original term specifically stated in the applicable Domestic Source Document but does have the maturity date specifically stated in the applicable Domestic Source Document, the Servicer, on behalf of the Issuer, instructed us to recalculate the original term as the difference in months between the:

a.	Maturity date and

b.	Open date,

both as shown on the applicable Domestic Source Document.

For the purpose of the recalculation described in the preceding paragraph, if the open date, as shown on the applicable Domestic Source Document, occurs on the 29th, 30th or 31st day of the month, the Servicer, on behalf of the Issuer, instructed us to use the first day of the following month as the open date.

iv.	The Servicer, on behalf of the Issuer, indicated that certain of the MortgageServ System Domestic Sample Loan Screen Shots contained account activity which occurred after the Preliminary Cut-Off Date. For the purpose of comparing the current balance and next payment due date Domestic Sample Characteristics for each Sample Domestic Timeshare Loan, the Servicer, on behalf of the Issuer, instructed us to only consider account activity shown on the MortgageServ System Domestic Sample Loan Screen Shots which occurred on or prior to the Preliminary Cut-Off Date.

v.	For the purpose of comparing the original loan to value Domestic Sample Characteristic for each Sample Domestic Timeshare Loan, the Servicer, on behalf of the Issuer, instructed us to recalculate the original loan to value by:

a.	Dividing the:

(i)	Original balance by

(ii)	Purchase price,

both as shown on the applicable Domestic Source Document (and in accordance with note xii. below with regard to purchase price),

b.	Multiplying the result obtained in a. above by 100 and

c.	Rounding the result obtained in b. above to the nearest integer.

vi.	For the purpose of comparing the credit score Domestic Sample Characteristic for each Sample Domestic Timeshare Loan with a credit score of “0” or “999,” as shown on the Preliminary Domestic Data File, the Servicer, on behalf of the Issuer, indicated that a credit score of “0” or “999,” as shown on the Preliminary Domestic Data File, corresponds to a credit score of “not available,” as shown on the Credit Report.

Exhibit 1 to Attachment A

Notes: (continued)

vii.	For the purpose of comparing the credit score Domestic Sample Characteristic for each Sample Domestic Timeshare Loan (except for the Sample Domestic Timeshare Loans described in note vi. above), the Servicer, on behalf of the Issuer, instructed us to use the:

a.	Primary borrower credit score,

b.	Secondary borrower credit score or

c.	Recalculated average value of the primary borrower credit score and secondary borrower credit score,

all as shown on, or as recalculated using information shown on, the Credit Report, and to note agreement if the credit score, as shown on the Preliminary Domestic Data File, agreed to the corresponding information described in either a., b. or c. above. We performed no procedures to reconcile any differences that may exist between the credit score information that we observed or recalculated in a., b. or c. above, as applicable.

viii.	For the purpose of comparing the maturity date Domestic Sample Characteristic for each Sample Domestic Timeshare Loan, the Servicer, on behalf of the Issuer, instructed us to note agreement if the month and year of the maturity date, as shown on the applicable Domestic Source Document, agreed with the month and year of the maturity date, as shown on the Preliminary Domestic Data File.

ix.	For the purpose of comparing the maturity date Domestic Sample Characteristic for each Sample Domestic Timeshare Loan that does not have the maturity date specifically stated in the applicable Domestic Source Document but does have the original term specifically stated in the applicable Domestic Source Document, the Servicer, on behalf of the Issuer, instructed us to recalculate the maturity date by adding the:

a.	Original term to

b.	Open date,

both as shown on the applicable Domestic Source Document (and in accordance with note iii. above with respect to original term).

For the purpose of the recalculation described in the preceding paragraph, if the open date, as shown on the applicable Domestic Source Document, occurs on the 29th, 30th or 31st day of the month, the Servicer, on behalf of the Issuer, instructed us to use the first day of the following month as the open date.

Exhibit 1 to Attachment A

Notes: (continued)

x.	For the purpose of comparing the down payment Domestic Sample Characteristic for each Sample Domestic Timeshare Loan that has a down payment, as shown on the Preliminary Domestic Data File, that is different from the down payment, as shown on the HUD-1 or Closing Disclosure, as applicable, the Servicer, on behalf of the Issuer, instructed us to recalculate the down payment by:

a.	Adding the:

i.	Deposit or earnest money and

ii.	Cash from borrower,

both as shown on the HUD-1 or Closing Disclosure, as applicable, and

b.	Subtracting the settlement charges to borrower or closing costs, as shown on the HUD-1 or Closing Disclosure, as applicable, from the result obtained in a. above.

xi.	For the purpose of comparing the resort/project ID Domestic Sample Characteristic for each Sample Domestic Timeshare Loan, the Servicer, on behalf of the Issuer, indicated that a resort/project ID of “Harbour Lake,” as shown on the Preliminary Domestic Data File, corresponds to a resort/project ID of “HAO,” as shown on the applicable Domestic Source Document.

xii.	For the purpose of comparing the purchase price Domestic Sample Characteristic for each Sample Domestic Timeshare Loan with a resort/project ID of “Canyon Villas,” as shown on the Preliminary Domestic Data File, the Servicer, on behalf of the Issuer, instructed us to recalculate the purchase price by adding the:

a.	Transaction tax to

b.	Purchase price,

both as shown on the applicable Domestic Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Asia Sample Characteristics and Asia Source Documents

Asia Sample Characteristic	Asia Source Document	Note
Borrower name	Loan Agreement

Interest rate	Loan Agreement

Open date	Ready to Close Checklist

Original term	Loan Agreement

Original balance	Loan Agreement

Current balance	MortgageServ System Asia Sample Loan Screen Shots	i.

Next payment due date	MortgageServ System Asia Sample Loan Screen Shots	i.

Monthly payment	Loan Agreement

Down payment	Membership Application

Purchase price	Membership Application

Notes:

i.	The Servicer, on behalf of the Issuer, indicated that certain of the MortgageServ System Asia Sample Loan Screen Shots contained account activity which occurred after the Preliminary Cut-Off Date. For the purpose of comparing the current balance and next payment due date Asia Sample Characteristics for each Sample Asia Timeshare Loan, the Servicer, on behalf of the Issuer, instructed us to only consider account activity shown on the MortgageServ System Asia Sample Loan Screen Shots which occurred on or prior to the Preliminary Cut-Off Date.

A member firm of Ernst & Young Global Limited

Exhibit 3 to Attachment A

Domestic Sample Characteristic Differences

Sample Domestic Timeshare Loan Number	Domestic Sample Characteristic	Preliminary Domestic Data File Value	Domestic Source Document Value
D-17	Down payment	$2,651.00	$2,650.00
D-34	Credit score	710	721
D-39	Credit score	600	764
D-52	Credit score	785	782
D-55	Credit score	782	789
D-187	Credit score	700	706

A member firm of Ernst & Young Global Limited